Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes
Schedule of prepaid taxes
	December 31,	December 31,
	2024	2023
Prepaid value-added tax	$464,963	$494,439
Others	3,494	4,734
Total	$468,457	$499,173

Schedule of taxes payable
	December 31,	December 31,
	2024	2023
Corporation income tax payable	$1,428,586	$1,033,043
Other tax payable	133,055	153,914
Total	$1,561,641	$1,186,957

Schedule of effective tax rates reconciliation
	Years ended December 31,
	2024	2023	2022
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact	341%	3%	5%
Permanent difference and others	53%	(4)%	7%
Changes of deferred tax assets valuation allowances	79%	2%	7%
Total	498%	26%	44%

Schedule of provision for income tax expenses
	Years ended December 31,
	2024	2023	2022
Current	$3,111,047	$2,364,489	$3,141,969
Deferred	-	-	-
Total	$3,111,047	$2,364,489	$3,141,969

Schedule of components of deferred tax assets and liabilities
	December 31,	December 31,
	2024	2023
Deferred tax assets:
Allowance for credit losses and other markdown and impairments	$1,145,662	$1,250,752
Valuation allowance	(1,145,662)	(1,250,752)
Total	$-	$-